Provision for Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Provision for Income Taxes [Abstract]
Schedule of the Provisions for Income Taxes

Significant components of the provisions for income taxes for the year ended December 31, 2025, and the six months period ended June 30, 2026 were as follows:

	June 30, 2026	June 30, 2025
Current tax provision Kyrgyzstan	$—	$—
Over provision of tax in prior year Kyrgyzstan	—	—
Current tax provision Cambodia	—	—
Total tax (income) expense	$—	$—

	June 30, 2026	June 30, 2025
Profit / (Loss) Income before taxes	$(8,079,392)	$9,728,723
Tax credit (expense) at the effective tax rates	(122,670)	1,705,862
Tax effect on non-taxable income	(4)	(3,682,167)
Tax effect on non-deductible expenses	123,033	1,975,290
Tax losses unable to be utilized	(359)	1,015
Tax (income) expense	$—	$—

Schedule of Components of Deferred Tax Assets, Net

Significant components of deferred tax assets, net were as follows:

	June 30, 2026	December 31, 2025
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	—	—
Less: valuation allowance	—	—
Deferred tax assets, net	—	—